SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Intangible assets
Intangible assets with indefinite useful lives		¥ 0
Impairment of long-lived assets, excluding goodwill
Impairment loss of intangible assets	$ 50,033	310,153	¥ 12,009,457	¥ 0
Goodwill
Goodwill impairment loss		¥ 0	¥ 0	¥ 0
Minimum
Intangible assets
Estimated useful lives	5 years	5 years
Maximum
Intangible assets
Estimated useful lives	12 years	12 years